INTANGIBLE ASSETS, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Intangible Assets Net Excluding Goodwill [Line Items]
Amortization of Intangible Assets	$ 1,342	$ 1,356	$ 316
Hollysys Industrial Software [Member] | Patents And Copyrights [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Amortization of Intangible Assets	$ 1,342	$ 1,356	$ 316